m+ funds Trust

c/o Cowen Prime Services, LLC

599 Lexington Avenue

New York, New York 10022

February 7, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	m+ Buffered Fund, m+ funds Trust, Series 1-9 Amendment No. 2 to Form S-6 File No. 333-235758; ICA File No. 811-23503

Dear Sir or Madam:

In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form S-6 (the “Registration Statement”) of the above-referenced Series does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 2, which was the most recent amendment to the Registration Statement, was filed electronically with the Commission on February 7, 2020.

M+ FUNDS TRUST		COWEN PRIME SERVICES, LLC

By: Cowen Prime Services, LLC		As Depositor

By:	/s/ Jack Siebald	By:	/s/ Jack Siebald
	Name: Jack Siebald		Name: Jack Siebald
	Title: Managing Director		Title: Managing Director